Risk management and financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management and financial instruments
Maximum credit risk exposure	R$ 731,643	R$ 148,215	R$ 77,770
Cash and cash equivalents
Risk management and financial instruments
Maximum credit risk exposure	582,231	59,979	12,342
Interest earnings bank deposits
Risk management and financial instruments
Maximum credit risk exposure	7,005	2,227	3,292
Trade accounts receivable
Risk management and financial instruments
Maximum credit risk exposure	R$ 142,407	R$ 86,009	R$ 62,136